CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 27 -	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was RMB497,789 (equivalent to $73,209) and RMB538,113 (equivalent to $79,500) as of June 30, 2015, and 2016, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

	June 30,
	2015	2016
ASSETS
Current assets:
Cash and cash equivalents	$8,437	$8,571
Time deposits with original maturities over three months	14,721	-
Amounts due from subsidiaries	114,311	72,303
Prepaid expenses	50	63
Total current assets	137,519	80,937

Investments in subsidiaries	532,136	669,326
Total assets	$669,655	$750,263

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$18	$9
Accrued liabilities	323	426
Amounts due to subsidiaries	70,642	55,869
Total current liabilities	70,983	56,304

Long-term loan	19,572	19,802
Total liabilities	90,555	76,106

Equity:

Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 58,358,521 and 59,598,099 shares issued and outstanding as of June 30, 2015 and 2016, respectively	58	60
Additional paid-in capital	192,768	215,403
Retained earnings	348,689	467,160
Accumulated other comprehensive income (loss)	37,585	(8,466)
Total equity	579,100	674,157

Total liabilities and equity	$669,655	$750,263

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2014	2015	2016

General and administrative expenses	$3,721	$3,169	$4,484
Loss from operations	(3,721)	(3,169)	(4,484)

Other expense, net	-	(35)	(93)
Interest income	-	1	80
Interest expenses	-	(463)	(705)
Foreign exchange gains (losses)	263	238	(719)
Equity in profit of subsidiaries	$73,078	$99,955	$124,392
Income before income taxes	69,620	96,527	118,471
Income tax expenses	-	-	-
Net income	69,620	96,527	118,471

Other comprehensive income, net of tax of nil
Translation adjustment	2,140	(1,427)	(46,052)
Comprehensive income	$71,760	$95,100	$72,419

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2014	2015	2016

Net cash used in operating activities	$-	$(397)	$(1,697)

Net cash used in investing activities	-	$(4,402)	$11,390

Net cash provided by financing activities	$-	$13,236	$(9,559)

Net increase in cash and cash equivalents	$-	$8,437	$134
Cash and cash equivalents, beginning of year	$-	$-	$8,437
Cash and cash equivalents, end of year	$-	$8,437	$8,571

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures  (“ASC 323”). Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries’ profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.